Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2023
Equity attributable to owners of parent [member]
Statement [line items]
Himax Technologies, Inc. (the Parent Company only)

Note 31.  Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Statements of Financial Position

	December 31,	December 31,
	2022	2023

	(in thousands)
Cash	$2,946	3,639
Financial asset at amortized cost	5,330	5,419
Other current assets	529	581
Financial asset at fair value through profit or loss	13,290	19,095
Investments in subsidiaries and affiliates	1,473,234	1,530,298
Total assets	$1,495,329	1,559,032

Current liabilities	$132	524
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	369,300	453,000
Debt borrowing from a subsidiary	186,825	208,240
Long-term unsecured borrowings	40,500	34,500
Total equity	892,572	856,768
Total liabilities and equity	$1,495,329	1,559,032

Himax Technologies, Inc. had no guarantees as of December 31, 2022 and 2023.

Condensed Statements of Profit or Loss

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Revenues	$—	—	—
Costs and expenses	1,037	486	547
Operating loss	(1,037)	(486)	(547)
Interest income	148	166	268
Changes in fair value of financial assets at fair value through profit or loss	(143)	1,021	1,639
Foreign currency exchange gains (losses), net	115	(487)	(102)
Finance costs	(1,320)	(4,944)	(12,371)
Loss on re-measurement of the pre-existing relationships in a business combination	—	—	(1,932)
Share of profits of subsidiaries and affiliates	439,133	241,712	63,661
Profit before income taxes	436,896	236,982	50,616
Income tax expense	—	—	—
Profit for the year	$436,896	236,982	50,616

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2021	2022	2023

	(in thousands)
Profit for the year	$436,896	236,982	50,616
Other comprehensive income:
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	160	658	8
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	(179)	142	152
Income tax related to items that will not be reclassified subsequently	(27)	(107)	1
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	(72)	(245)	(123)
Other comprehensive income for the year, net of tax	(118)	448	38
Total comprehensive income for the year	$436,778	237,430	50,654

Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cash flows from operating activities:
Profit for the year	$436,896	236,982	50,616
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	143	(1,021)	(1,639)
Interest income	(148)	(166)	(268)
Finance costs	1,320	4,944	12,371
Share of profits of subsidiaries and affiliates	(439,133)	(241,712)	(63,661)
Loss on re-measurement of the pre-existing relationships in a business combination	—	—	1,932
Unrealized foreign currency exchange losses (gains)	(115)	493	96
	(1,037)	(480)	(553)
Changes in:
Other current assets	(72)	(19)	(1)
Other current liabilities	750	(689)	96
Cash generated from operating activities	(359)	(1,188)	(458)
Interest received	139	172	218
Interest paid	(858)	(2,561)	(5,891)
Net cash used in operating activities	(1,078)	(3,577)	(6,131)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(139)	(163)	(185)
Acquisitions of financial assets at fair value through profit or loss	—	—	(4,166)
Net cash used in investing activities	(139)	(163)	(4,351)
Cash flows from financing activities:
Payments of cash dividends	(47,404)	(217,873)	(83,720)
Payments of dividend equivalents	—	—	(148)
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	611,600	1,212,700	1,383,300
Repayments of short-term secured borrowings	(564,200)	(994,800)	(1,299,600)
Proceeds from issue of RSUs from subsidiaries	31	1,187	2,343
Proceeds from exercise of employee stock options	1,182	—	—
Proceeds from debt from a subsidiary	159,205	197,955	182,230
Repayments of debt from a subsidiary	(154,205)	(187,455)	(167,230)
Net cash provided by financing activities	209	5,714	11,175
Net increase (decrease) in cash	(1,008)	1,974	693
Cash at beginning of year	1,980	972	2,946
Cash at end of year	$972	2,946	3,639